                                               SEC File Nos. 033-36962/811-06175
                                                             033-08865/811-04847




                                 MAINSTAY FUNDS

                        Supplement Dated August 31, 2006
                      to the Prospectus Dated March 1, 2006

         This Supplement updates certain information contained in the above-dated Prospectus (the "Prospectus") of Eclipse Funds and Eclipse Funds Inc. (the "Funds"). You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

         On page 85, the second paragraph under "Exchanging Shares Among MainStay Funds" is replaced with the following:

You also may exchange shares of a MainStay Fund for shares of the same class, if offered, of any series of any other open-end investment company sponsored, advised, or administered by New York Life Investment Management LLC or any affiliate thereof, which are offered in separate prospectuses, including:


-    MainStay Capital Appreciation Fund                  -    MainStay Large Cap Growth Fund
-    MainStay Common Stock Fund                          -    MainStay Large Cap Opportunity Fund *
-    MainStay Conservative Allocation Fund               -    MainStay MAP Fund
-    MainStay Convertible Fund                           -    MainStay Mid Cap Growth Fund
-    MainStay Diversified Income Fund                    -    MainStay Mid Cap Value Fund
-    MainStay Global High Income Fund                    -    MainStay Moderate Allocation Fund
-    MainStay Government Fund                            -    MainStay Moderate Growth Allocation Fund
-    MainStay Growth Allocation Fund                     -    MainStay Money Market Fund
-    MainStay Growth Equity Fund *                       -    MainStay Small Cap Growth Fund
-    MainStay High Yield Corporate Bond Fund             -    MainStay Small Cap Value Fund
-    MainStay ICAP Equity Fund                           -    MainStay Tax Free Bond Fund
-    MainStay ICAP International Fund                    -    MainStay Total Return Fund
-    MainStay ICAP Select Equity Fund                    -    MainStay Value Fund
-    MainStay International Equity Fund


* Offered only to residents of Connecticut, Maryland, New Jersey and New York.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                               SEC File Nos. 033-36962/811-06175


                                 MAINSTAY FUNDS

                      MainStay Conservative Allocation Fund
                        MainStay Moderate Allocation Fund
                    MainStay Moderate Growth Allocation Fund
                         MainStay Growth Allocation Fund

                    Supplement Dated August 31, 2006 to the
            Prospectus Dated March 1, 2006 (as revised May 19, 2006)

This Supplement updates certain information contained in the above-dated Prospectus ("Prospectus") of MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund, and MainStay Growth Allocation Fund (the "Funds"), each a series of Eclipse Funds Inc. You may obtain a copy of the Funds' Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

         On page 39, the second paragraph under "Exchanging Shares Among MainStay Funds" is replaced with the following:

You also may exchange shares of a MainStay Fund for shares of the same class, if offered, of any series of any other open-end investment company sponsored, advised, or administered by New York Life Investment Management LLC or any affiliate thereof, which are offered in separate prospectuses, including:

-    MainStay All Cap Growth Fund                        -    MainStay Indexed Bond Fund
-    MainStay All Cap Value Fund                         -    MainStay Intermediate Term Bond Fund
-    MainStay Balanced Fund                              -    MainStay International Equity Fund
-    MainStay Capital Appreciation Fund                  -    MainStay Large Cap Growth Fund
-    MainStay Cash Reserves Fund                         -    MainStay Large Cap Opportunity Fund *
-    MainStay Common Stock Fund                          -    MainStay MAP Fund
-    MainStay Convertible Fund                           -    MainStay Mid Cap Growth Fund
-    MainStay Diversified Income Fund                    -    MainStay Mid Cap Opportunity Fund
-    MainStay Floating Rate Fund                         -    MainStay Mid Cap Value Fund
-    MainStay Global High Income Fund                    -    MainStay Money Market Fund
-    MainStay Government Fund                            -    MainStay Short Term Bond Fund
-    MainStay Growth Equity Fund *                       -    MainStay Small Cap Growth Fund
-    MainStay High Yield Corporate Bond Fund             -    MainStay Small Cap Value Fund
-    MainStay ICAP Equity Fund                           -    MainStay S&P 500 Index Fund
-    MainStay ICAP International Fund                    -    MainStay Tax Free Bond Fund
-    MainStay ICAP Select Equity Fund                    -    MainStay Total Return Fund
-    MainStay Income Manager Fund                        -    MainStay Value Fund


* Offered only to residents of Connecticut, Maryland, New Jersey and New York.

Effective August 31, 2006, the prospectus is supplemented as follows:

The following supplements the chart on pages 14 and 15 of the prospectus under the section entitled "The Underlying Funds: Investment Strategies and Risks":

-------------------------------------------------------------------------------------------
UNDERLYING FUNDS             INVESTMENT OBJECTIVE            PRIMARY INVESTMENTS
-------------------------------------------------------------------------------------------
MainStay ICAP Equity Fund    Seeks a superior total return   U.S. dollar-denominated
                             with only a moderate degree of  equity securities of U.S.
                             risk                            and foreign companies with
                                                             market capitalizations of at
                                                             least $2 billion
-------------------------------------------------------------------------------------------
MainStay ICAP Select Equity  Seeks a superior total return   U.S. dollar-denominated
Fund                                                         equity securities of U.S.
                                                             and foreign companies with
                                                             market capitalizations of at
                                                             least $2 billion
-------------------------------------------------------------------------------------------
MainStay ICAP International  Seeks a superior total return   Equity securities of foreign
Fund                         with income as a secondary      companies with market
                             objective                       capitalizations of at least
                                                             $2 billion
-------------------------------------------------------------------------------------------


The following supplements the chart on in the section entitled "Underlying Fund Performance" on page 45 of the prospectus:

-------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDING DECEMBER 31, 2005)              1 YEAR        5 YEARS      10 YEARS OR LIFE OF FUND
-------------------------------------------------------------------------------------------------------------
MainStay ICAP Equity Fund                               10.91%         3.56%                10.49%
-------------------------------------------------------------------------------------------------------------
MainStay ICAP Select Equity Fund                         9.22%         6.13%                10.12%
-------------------------------------------------------------------------------------------------------------
MainStay ICAP International Fund                        19.15%         9.77%                11.32%
-------------------------------------------------------------------------------------------------------------

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                               SEC File Nos. 033-36962/811-06175


                                 MAINSTAY FUNDS

                       MainStay Large Cap Opportunity Fund

                    Supplement Dated August 31, 2006 to the
            Prospectus Dated March 1, 2006 (as revised May 19, 2006)

This Supplement updates certain information contained in the above-dated Prospectus ("Prospectus") of MainStay Large Cap Opportunity Fund (the "Fund"), a series of Eclipse Funds Inc. You may obtain a copy of the Fund's Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

         On page 32, the second paragraph under "Exchanging Shares Among MainStay Funds" is replaced with the following:

You also may exchange shares of a MainStay Fund for shares of the same class, if offered, of any series of any other open-end investment company sponsored, advised, or administered by New York Life Investment Management LLC or any affiliate thereof, which are offered in separate prospectuses, including:

-    MainStay All Cap Growth Fund                        -    MainStay Indexed Bond Fund
-    MainStay All Cap Value Fund                         -    MainStay Intermediate Term Bond Fund
-    MainStay Balanced Fund                              -    MainStay International Equity Fund
-    MainStay Capital Appreciation Fund                  -    MainStay Large Cap Growth Fund
-    MainStay Cash Reserves Fund                         -    MainStay MAP Fund
-    MainStay Common Stock Fund                          -    MainStay Mid Cap Growth Fund
-    MainStay Conservative Allocation Fund               -    MainStay Mid Cap Opportunity Fund
-    MainStay Convertible Fund                           -    MainStay Mid Cap Value Fund
-    MainStay Diversified Income Fund                    -    MainStay Moderate Allocation Fund
-    MainStay Floating Rate Fund                         -    MainStay Moderate Growth Allocation Fund
-    MainStay Global High Income Fund                    -    MainStay Money Market Fund
-    MainStay Government Fund                            -    MainStay Short Term Bond Fund
-    MainStay Growth Allocation Fund                     -    MainStay Small Cap Growth Fund
-    MainStay Growth Equity Fund *                       -    MainStay Small Cap Value Fund
-    MainStay High Yield Corporate Bond Fund             -    MainStay S&P 500 Index Fund
-    MainStay ICAP Equity Fund                           -    MainStay Tax Free Bond Fund
-    MainStay ICAP International Fund                    -    MainStay Total Return Fund
-    MainStay ICAP Select Equity Fund                    -    MainStay Value Fund
-    MainStay Income Manager Fund


* Offered only to residents of Connecticut, Maryland, New Jersey and New York.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                               SEC File Nos. 033-36962/811-06175


                                 MAINSTAY FUNDS

                           MainStay Growth Equity Fund

                    Supplement Dated August 31, 2006 to the
            Prospectus Dated March 1, 2006 (as revised May 19, 2006)

This Supplement updates certain information contained in the above-dated Prospectus ("Prospectus") of MainStay Growth Equity Fund (the "Fund"), a series of Eclipse Funds Inc. You may obtain a copy of the Fund's Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

         On page 29, the second paragraph under "Exchanging Shares Among MainStay Funds" is replaced with the following:

You also may exchange shares of a MainStay Fund for shares of the same class, if offered, of any series of any other open-end investment company sponsored, advised, or administered by New York Life Investment Management LLC or any affiliate thereof, which are offered in separate prospectuses, including:

-    MainStay All Cap Growth Fund                        -    MainStay Intermediate Term Bond Fund
-    MainStay All Cap Value Fund                         -    MainStay International Equity Fund
-    MainStay Balanced Fund                              -    MainStay Large Cap Growth Fund
-    MainStay Capital Appreciation Fund                  -    MainStay Large Cap Opportunity Fund *
-    MainStay Cash Reserves Fund                         -    MainStay MAP Fund
-    MainStay Common Stock Fund                          -    MainStay Mid Cap Growth Fund
-    MainStay Conservative Allocation Fund               -    MainStay Mid Cap Opportunity Fund
-    MainStay Convertible Fund                           -    MainStay Mid Cap Value Fund
-    MainStay Diversified Income Fund                    -    MainStay Moderate Allocation Fund
-    MainStay Floating Rate Fund                         -    MainStay Moderate Growth Allocation Fund
-    MainStay Global High Income Fund                    -    MainStay Money Market Fund
-    MainStay Government Fund                            -    MainStay Short Term Bond Fund
-    MainStay Growth Allocation Fund                     -    MainStay Small Cap Growth Fund
-    MainStay High Yield Corporate Bond Fund             -    MainStay Small Cap Value Fund
-    MainStay ICAP Equity Fund                           -    MainStay S&P 500 Index Fund
-    MainStay ICAP International Fund                    -    MainStay Tax Free Bond Fund
-    MainStay ICAP Select Equity Fund                    -    MainStay Total Return Fund
-    MainStay Income Manager Fund                        -    MainStay Value Fund
-    MainStay Indexed Bond Fund


* Offered only to residents of Connecticut, Maryland, New Jersey and New York.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                          SEC FILE NOS:033-36962/811-06175

                                 MAINSTAY FUNDS

                     MainStay Conservative Allocation Fund
                       MainStay Moderate Allocation Fund
                    MainStay Moderate Growth Allocation Fund
                        MainStay Growth Allocation Fund

                    Supplement Dated August 31, 2006 to the
            Statement of Additional Information Dated March 1, 2006

     This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund, and MainStay Growth Allocation Fund (the "Funds"), each a series of Eclipse Funds Inc. You may obtain a copy of the Funds' Prospectus or SAI free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The sixth and last paragraph under "CONVERTIBLE SECURITIES" on page 9 and 10 is replaced in its entirety with the following:

    An underlying Fund may invest in "synthetic" convertible securities. A synthetic convertible security is a derivative position composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Synthetic convertibles are typically offered by financial institutions or investment banks in private placement transactions and are typically sold back to the offering institution. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of an issuer or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component. Therefore, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition, a Portfolio purchasing a synthetic convertible security may have counterparty (including credit) risk with respect to the financial institution or investment bank that offers the instrument. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security. Synthetic convertible securities are considered convertible securities for compliance testing purposes.

The first paragraph under "TRANSFER AGENT" on page 82 is replaced in its entirety with the following:

          NYLIM Service Company LLC ("NYLIM SC" or "MainStay Investments"), and affiliate of New York Life Investment Management LLC, is the Funds' Transfer, Dividend, Disbursing and Shareholder Servicing Agent. MainStay Investments, whose address is 169 Lackawanna Avenue, Parsippany, NJ 07054, is an indirect wholly owned subsidiary of New York Life Insurance Company. MainStay Investments provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. MainStay Investments is paid per account fee and out-of-pocket expenses by the Funds. MainStay Investments has entered into an agreement with Boston Financial Data Services ("BFDS"), whose address is 30 Dan Road, Canton, Massachusetts 02021-2809. BFDS will perform certain of the services for which MainStay Investments is responsible. In addition, the Fund or MainStay Investments may contract with other service organizations, including affiliates of MainStay Investments and broker-dealers and other financial institutions, which will establish a single omnibus account for their clients with the Fund. The service organizations will provide shareholder services to the shareholders within the omnibus accounts and receive service fees for those services from the Fund.





            Please Retain This Supplement For Your Future Reference.

                                             SEC File Nos. 033-36962 / 811-06175
                                                           033-08865 / 811-04847



                                 MAINSTAY FUNDS

      Supplement dated August 31, 2006 ("Supplement") to the Statement of Additional Information dated March 1, 2006 (as revised April 28, 2006)

     This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of Eclipse Funds and Eclipse Funds Inc. (the "Funds"). You may obtain copies of the Funds' Prospectus and SAI free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The sixth and last paragraph under "CONVERTIBLE SECURITIES" on page 21 and 22 is replaced in its entirety with the following:

               The Fund may invest in "synthetic" convertible securities. A synthetic convertible security is a derivative position composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Synthetic convertibles are typically offered by financial institutions or investment banks in private placement transactions and are typically sold back to the offering institution. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of an issuer or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component. Therefore, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition, a Fund purchasing a synthetic convertible security may have counterparty (including credit) risk with respect to the financial institution or investment bank that offers the instrument. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security. Synthetic convertible securities are considered convertible securities for compliance testing purposes.


The first paragraph under "TRANSFER AGENT" on page 108 is replaced in its entirety with the following:

               NYLIM Service Company LLC ("MainStay Investments"), an affiliate of New York Life Investment Management LLC, is the Funds' Transfer, Dividend, Disbursing and Shareholder Servicing Agent. MainStay Investments, whose address is 169 Lackawanna Avenue, Parsippany, NJ 07054, is an indirect wholly owned subsidiary of

                                             SEC File Nos. 033-36962 / 811-06175
                                                           033-08865 / 811-04847


          New York Life Insurance Company. MainStay Investments provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. MainStay Investments is paid per account fee and out-of-pocket expenses by the Funds. MainStay Investments has entered into an agreement with Boston Financial Data Services ("BFDS"), whose address is at 30 Dan Road, Canton, Massachusetts 02021-2809. BFDS will perform certain of the services for which MainStay Investments is responsible. In addition, the Fund or MainStay Investments may contract with other service organizations, including affiliates of MainStay Investments and broker-dealers and other financial institutions, which will establish a single omnibus account for their clients with the Fund. The service organizations will provide shareholder services to the shareholders within the omnibus accounts and receive service fees for those services from the Fund.



               Please Retain This Supplement For Your Future Reference.